Convertible Promissory Notes and Other Notes Payable (Details 1) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
BurrPilgerMayer [Member]
Principal Balance	$ 90,400	$ 90,400
Accrued Interest	13,100	6,800
Total	103,500	97,200
Desjardins [Member]
Principal Balance	156,300	178,600
Accrued Interest	24,100	14,100
Total	180,400	192,700
McCarthyTetrault [Member]
Principal Balance	319,700	360,900
Accrued Interest	460,000	24,800
Total	365,700	385,700
MF Note A [Member]
Principal Balance	918,200
Accrued Interest	193,200
Total	1,111,400
MF Note B [Member]
Principal Balance	1,379,400
Accrued Interest	333,100
Total	1,712,500
Univ Health Note [Member]
Principal Balance	549,500
Accrued Interest	101,800
Total	651,300
Service Providers Total [Member]
Principal Balance	3,413,500
Accrued Interest	711,300
Total	4,124,800
Note discount on principal	$ 474,500
Note discount on accrued interest
Note discount, total	$ 474,500
Service Providers After Discount [Member]
Principal Balance	2,939,000	2,628,900
Accrued Interest	711,300	389,400
Total	3,650,300	3,018,300
Service Note Current [Member]
Principal Balance	3,413,500
Accrued Interest	711,300
Total	4,124,800
Service Notes Noncurrent [Member]
Principal Balance	$ 474,500
Accrued Interest
Total	$ 474,500
Insurance Company [Member]
Principal Balance	$ 5,800	$ 4,900
Accrued Interest
Total	$ 5,800	$ 4,900
Vendor [Member]
Principal Balance	378,300	119,400
Accrued Interest	51,500	34,700
Total	429,800	154,100
Vendor Current [Member]
Principal Balance	378,300	119,400
Accrued Interest	51,500	34,700
Total	429,800	154,100
7.0% Note [Member]
Principal Balance	58,800	58,800
Accrued Interest	7,900	3,800
Total	35,600	62,600
7.0% Note Current [Member]
Principal Balance	23,200	15,800
Accrued Interest	$ 7,900	3,800
Total		19,600
7.0% Note Noncurrent[Member]
Principal Balance	$ 35,600	$ 43,000
Accrued Interest
Total	$ 35,600	$ 43,000
Unrelated Parties [Member]
Principal Balance	3,856,400	1,270,200
Accrued Interest	770,700	172,100
Total	4,627,100	1,442,300
Unrelated Parties Current [Member]
Principal Balance	3,820,800	2,389,900
Accrued Interest	770,700	255,800
Total	4,591,500	2,645,700
Note discount on principal		$ 848,100
Note discount on accrued interest
Note discount, total		$ 848,100
Unrelated Parties Noncurrent [Member]
Principal Balance	$ 35,600	1,541,800
Accrued Interest		255,800
Total	$ 35,600	1,797,600
Note discount on principal	$ 35,600
Note discount on accrued interest
Note discount, total	$ 35,600
M F Note A [Member]
Principal Balance		918,200
Accrued Interest		87,900
Total		1,006,100
M F Note B [Member]
Principal Balance		1,379,400
Accrued Interest		195,200
Total		1,574,600
UniversityHealthNote1 [Member]
Principal Balance		549,500
Accrued Interest		60,600
Total		610,100
Service Provider Notes Total [Member]
Principal Balance		3,477,000
Accrued Interest		389,400
Total		3,866,400
Note discount on principal		$ 848,100
Note discount on accrued interest
Note discount, total		$ 848,100
Service Providers Current [Member]
Principal Balance		1,130,100
Accrued Interest		133,600
Total		1,263,700
Service Providers Noncurrent [Member]
Principal Balance		1,498,800
Accrued Interest		255,800
Total		1,754,600
Ten Percent Note [Member]
Principal Balance		3,660,100
Accrued Interest		427,900
Total		$ 4,088,000